Financial Assets and Liabilities - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	R$ 29,052,215	R$ 22,574,313
Raised	10,336,257	9,352,123
Repayment of principal	(3,397,060)	(4,422,026)
Payment of interest on loans, borrowings and debentures	(1,782,976)	(1,384,184)	R$ (1,454,712)
Interest, exchange rate and fair value	8,041,024	2,931,989
Ending balance	R$ 42,249,460	R$ 29,052,215	R$ 22,574,313